Borrowings - Schedule of Borrowings (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Oct. 29, 2021	Mar. 29, 2021	Mar. 03, 2021 CAD ($)	Mar. 03, 2021 USD ($)	Feb. 26, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Borrowings
Carrying value			$ 7,753.0									$ 8,814.0		$ 7,232.6
Fair value			8,291.9									9,437.4
Borrowings
Borrowings
Principal			7,802.3									8,849.0
5.84% due October 14, 2022 (Cdn$450.0)
Borrowings
Interest rate						5.84%
4.50% due March 22, 2023 (Cdn$400.0)
Borrowings
Interest rate						4.50%
4.142% due February 7, 2024
Borrowings
Interest rate					4.142%
3.375% due March 3, 2031
Borrowings
Principal								$ 600.0
Interest rate							3.375%	3.375%
3.95% Unsecured Senior Notes Due March 3, 2031
Borrowings
Principal							$ 850.0	$ 671.6
Interest rate							3.95%	3.95%
Holding company
Borrowings
Principal			5,385.2
Carrying value			5,338.6									5,580.6		4,117.3
Fair value			$ 5,850.5									6,167.4
Holding company | Borrowings
Borrowings
Principal												5,613.0
Holding company | 5.84% due October 14, 2022 (Cdn$450.0)
Borrowings
Principal		$ 446.0									$ 446.0	$ 350.1
Interest rate	5.84%	5.84%	5.84%	5.84%						5.84%	5.84%	5.84%	5.84%
Carrying value												$ 351.1
Fair value												377.6
Holding company | 4.50% due March 22, 2023 (Cdn$400.0)
Borrowings
Principal		$ 400.0									$ 400.0	$ 314.0
Interest rate	4.50%	4.50%	4.50%	4.50%						4.50%	4.50%	4.50%	4.50%
Carrying value												$ 312.9
Fair value												334.1
Holding company | 4.142% due February 7, 2024
Borrowings
Principal												$ 85.0
Interest rate	4.142%	4.142%	4.142%	4.142%						4.142%	4.142%	4.142%	4.142%
Carrying value												$ 85.0
Fair value												85.1
Holding company | 4.875% due August 13, 2024
Borrowings
Principal			$ 282.5									$ 282.5
Interest rate	4.875%	4.875%	4.875%	4.875%						4.875%	4.875%	4.875%	4.875%
Carrying value			$ 281.1									$ 280.6
Fair value			301.7									309.7
Holding company | 4.95% due March 3, 2025 (Cdn$350.0)
Borrowings
Principal		$ 350.0	$ 277.1								$ 350.0	$ 274.7
Interest rate	4.95%	4.95%	4.95%	4.95%						4.95%	4.95%	4.95%	4.95%
Carrying value			$ 275.4									$ 272.5
Fair value			299.6									306.3
Holding company | 8.30% due April 15, 2026
Borrowings
Principal			$ 91.8									$ 91.8
Interest rate	8.30%	8.30%	8.30%	8.30%						8.30%	8.30%	8.30%	8.30%
Carrying value			$ 91.7									$ 91.7
Fair value			113.3									118.6
Holding company | 4.70% due December 16, 2026 (Cdn$450.0)
Borrowings
Principal		$ 450.0	$ 356.3								$ 450.0	$ 353.2
Interest rate	4.70%	4.70%	4.70%	4.70%						4.70%	4.70%	4.70%	4.70%
Carrying value			$ 354.8									$ 351.5
Fair value			387.9									394.6
Holding company | 4.25% due December 6, 2027 (Cdn$650.0)
Borrowings
Principal		$ 650.0	$ 514.6								$ 650.0	$ 510.2
Interest rate	4.25%	4.25%	4.25%	4.25%						4.25%	4.25%	4.25%	4.25%
Carrying value			$ 513.1									$ 508.5
Fair value			551.4									558.3
Holding company | 2.75% due March 29, 2028 (750.0 EUR)
Borrowings
Principal	€ 750.0		$ 852.9							€ 750.0		$ 917.7
Interest rate	2.75%	2.75%	2.75%	2.75%						2.75%	2.75%	2.75%	2.75%
Carrying value			$ 842.4									$ 904.4
Fair value			926.3									1,023.9
Holding company | 4.85% due April 17, 2028
Borrowings
Principal			$ 600.0									$ 600.0
Interest rate	4.85%	4.85%	4.85%	4.85%						4.85%	4.85%	4.85%	4.85%
Carrying value			$ 596.3									$ 595.8
Fair value			668.5									677.6
Holding company | 4.23% due June 14, 2029 (Cdn$500.0)
Borrowings
Principal		$ 500.0	$ 395.8								$ 500.0	$ 392.5
Interest rate	4.23%	4.23%	4.23%	4.23%						4.23%	4.23%	4.23%	4.23%
Carrying value			$ 394.2									$ 390.6
Fair value			424.4									426.7
Holding company | 4.625% Unsecured Senior Notes Due April 30, 2030
Borrowings
Principal			$ 650.0									$ 650.0
Interest rate	4.625%	4.625%	4.625%	4.625%						4.625%	4.625%	4.625%	4.625%
Carrying value			$ 645.9									$ 645.4
Fair value			730.0									$ 731.8
Holding company | 3.375% due March 3, 2031
Borrowings
Principal			$ 600.0
Interest rate	3.375%	3.375%	3.375%	3.375%						3.375%	3.375%	3.375%	3.375%
Carrying value			$ 585.1
Fair value			620.7
Holding company | 3.95% Unsecured Senior Notes Due March 3, 2031
Borrowings
Principal		$ 850.0	$ 672.9								$ 850.0
Interest rate	3.95%	3.95%	3.95%	3.95%						3.95%	3.95%	3.95%	3.95%
Carrying value			$ 668.0
Fair value			701.3
Holding company | 7.75% due July 15, 2037
Borrowings
Principal			$ 91.3									$ 91.3
Interest rate	7.75%	7.75%	7.75%	7.75%						7.75%	7.75%	7.75%	7.75%
Carrying value			$ 90.6									$ 90.6
Fair value			125.4									123.1
Holding company | Revolving Credit Facility
Borrowings
Principal												700.0
Carrying value												700.0
Fair value												700.0
Insurance and reinsurance companies
Borrowings
Carrying value			790.7									1,033.4		1,039.6
Fair value			815.8									1,067.4
Insurance and reinsurance companies | Borrowings
Borrowings
Principal			783.8									1,025.2
Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Borrowings
Principal												90.0
Carrying value												90.0
Fair value												91.0
Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Borrowings
Principal			$ 500.0									$ 500.0
Interest rate	4.35%	4.35%	4.35%	4.35%						4.35%	4.35%	4.35%	4.35%
Carrying value			$ 503.9									$ 505.0
Fair value			536.9									544.9
Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Borrowings
Principal			17.4									40.8
Carrying value			20.6									44.2
Fair value			21.1									51.4
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Borrowings
Principal			$ 38.5									$ 38.5
Interest rate	8.55%	8.55%	8.55%	8.55%						8.55%	8.55%	8.55%	8.55%
Carrying value			$ 38.3									$ 38.3
Fair value			38.3									38.3
Insurance and reinsurance companies | Brit 3.6757% subordinated notes due December 9, 2030 (135.0)
Borrowings
Principal			$ 182.9	£ 135.0								$ 184.5	£ 135.0
Interest rate	3.6757%	3.6757%	3.6757%	3.6757%						3.6757%	3.6757%	3.6757%	3.6757%
Carrying value			$ 182.9									$ 184.5
Fair value			174.5									170.4
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Borrowings
Principal			45.0									130.0
Carrying value			45.0									130.0
Fair value			45.0									130.0
Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Borrowings
Principal												41.4
Carrying value												41.4
Fair value												41.4
Insurance and reinsurance companies | Fairfax India 5.00% Unsecured Senior Notes Due 2028
Borrowings
Principal									$ 58.4
Non-insurance companies
Borrowings
Carrying value			1,623.7									2,200.0		$ 2,075.7
Fair value			1,625.6									2,202.6
Non-insurance companies | Borrowings
Borrowings
Principal			1,633.3									2,210.8
Non-insurance companies | Fairfax India 5.00% Unsecured Senior Notes Due 2028
Borrowings
Principal			$ 441.6						$ 500.0			$ 550.0
Interest rate	5.00%	5.00%	5.00%	5.00%					5.00%	5.00%	5.00%	5.00%	5.00%
Carrying value			$ 438.4									$ 547.2
Fair value			440.3									550.0
Non-insurance companies | Fairfax India subsidiary borrowings
Borrowings
Principal			91.9									167.1
Carrying value			91.3									166.4
Fair value			91.3									166.4
Non-insurance companies | AGT credit facilities, senior notes and loans
Borrowings
Principal			491.8									516.4
Carrying value			488.9									514.2
Fair value			488.9									514.0
Non-insurance companies | Recipe term loans and credit facilities
Borrowings
Principal			359.0									430.7
Carrying value			356.9									428.4
Fair value			356.9									428.4
Non-insurance companies | Boat Rocker demand loans and revolving credit facilities
Borrowings
Principal			93.8									184.6
Carrying value			93.1									183.0
Fair value			93.1									183.0
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Borrowings
Principal			155.2									362.0
Carrying value			155.1									360.8
Fair value			$ 155.1									$ 360.8